Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Acquisition of Vet Therapeutics, Inc.

On October 15, 2013, the Company acquired Vet Therapeutics, Inc. (“Vet Therapeutics”) pursuant to the terms of the Merger Agreement, dated October 13, 2013, by and among Vet Therapeutics, Aratana, Merger Sub, and Jeffrey Miles, as the stockholders’ representative. In connection with the consummation of the transactions contemplated by the Merger Agreement, Merger Sub merged with and into Vet Therapeutics, and Vet Therapeutics survived as a wholly owned subsidiary of Aratana Therapeutics.

Under the terms of the Merger Agreement, the Company paid to the former equity holders and former holders of stock options to acquire shares of Vet Therapeutics common stock aggregate merger consideration, subject to post-closing working capital adjustments, of (i) $30,000 in cash, (ii) 625,000 shares (the “Merger Shares”) of Aratana’s common stock (valued at $14,700), and (iii) a promissory note in the principal amount of $3,000 with a maturity date of December 31, 2014. The promissory note bears interest at a rate of 7% per annum, payable quarterly in arrears, and is subject to prepayment in the event of specified equity financings by the Company. The Company also agreed to pay up to $5,000 in contingent cash consideration in connection with the achievement of certain regulatory and manufacturing milestones for Vet Therapeutics’ B-cell lymphoma product.

The Vet Merger was accounted for under the purchase method of accounting in accordance with applicable accounting guidance on business combinations. The total estimated purchase price, calculated as described below, was allocated to the net tangible assets and intangible assets of Vet Therapeutics acquired in connection with the Vet Merger based on their estimated fair values as of the completion of the Vet Merger, and the excess was allocated to goodwill. The process for measuring the fair value of Vet Therapeutics identifiable intangible assets, liabilities and certain tangible assets requires the use of significant assumptions, including estimates of future cash flows and appropriate discount rates.

The fair value of Vet Therapeutics assets acquired and liabilities assumed was measured in accordance with Accounting Standards Codification Topic 820 “Fair Value Measurement and Disclosure” (“ASC 820”), which establishes the framework for measuring fair values. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Market participants are buyers and sellers in the principal (most advantageous) market for the asset or liability. Additionally, under ASC 820, fair value measurements for an asset assume the highest and best use of that asset by market participants.

Consideration Transferred

The transaction-date fair value of the consideration transferred to sellers of Vet Therapeutics, less cash acquired, was $51,498, which consisted of the following:

Cash consideration	$30,000
Fair value of Merger Shares	14,700
Fair value of promissory note	3,000
Fair value of contingent consideration	3,810

Fair value of total consideration	51,510
Less cash acquired	(12)

Total consideration transferred, net of cash acquired	$51,498

Under the terms of the Merger Agreement, the Company agreed to issue 625,000 shares of its common stock without registration rights to the stockholders of Vet Therapeutics. On October 15, 2013, the closing date of the Vet Merger, the fair market value of Aratana’s publicly traded common stock was $27.67 per share. In order to determine the fair value of consideration transferred to Vet Therapeutics shareholders related to the Merger Shares, the Company applied a discount for the lack of marketability of 15% to the Company’s closing stock price on the closing date of the Vet Merger to account for the lack of access to an active public market for these shares. This resulted in aggregate purchase consideration related to the Merger Shares of $14,700.

Under the terms of the Vet Merger Agreement, the Company agreed to pay up to $5,000 in contingent cash consideration in connection with the achievement of certain regulatory and manufacturing milestones for Vet Therapeutics’ B-cell lymphoma product. Contingent consideration is recorded as a liability and measured at fair value using a discounted cash flow model utilizing significant unobservable inputs, including the probability of achieving each of the potential milestones and an estimated discount rate commensurate with the risks of the expected cash flows attributable to the milestones. This resulted in aggregate contingent purchase consideration of $3,810. Significant increases or decreases in any of the probabilities of success would result in a significantly higher or lower fair value, respectively, and commensurate changes to this liability. The fair value of contingent consideration and the associated liability will be adjusted to fair value at each reporting date until actual settlement occurs, with the changes in fair value reflected in earnings.

Preliminary Purchase Price Allocation

The following table summarizes the preliminary estimated fair values of tangible and intangible assets acquired and liabilities assumed as of the date of Vet Merger:

Accounts receivable	$108
Inventory	172
Other current assets	6
Property, plant and equipment	76
Other long-term assets	3
Identifiable intangible assets	46,520
Accounts payable and accrued expenses	(273)
Deferred revenue	(55)
Deferred tax liabilities, net	(16,089)

Total identifiable net assets	30,468

Goodwill	21,030

Total net assets acquired	$51,498

The following table sets forth the components of the identifiable intangible assets acquired by drug program and their estimated useful lives as of the date of Vet Merger:

	FAIR VALUE	USEFUL LIFE
Antibody for B-cell lymphoma (now referred to as AT-004)	$36,440	20 years
Antibody for T-cell lymphoma (now referred to as AT-005)	10,080	20 years

Total intangible assets subject to amortization	$46,520

The purchase price allocation has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value of the assets acquired and liabilities assumed and of the deferred tax assets and liabilities. Any adjustments to the purchase price allocation will be made as soon as practicable but no later than one year from October 15, 2013, the Vet Merger date. With the exception of inventory and deferred revenue, the fair values of tangible assets acquired and liabilities assumed of Vet Therapeutics approximate their carrying value as of the Vet Merger date.

The identifiable intangible assets recognized by the Company as a result of the Vet Merger relate to Vet Therapeutics’ technology, and consist primarily of its intellectual property related to Vet Therapeutics’ B-cell and T-cell antibodies, and the estimated net present value of future cash flows from commercial agreements related to the B-cell technology.

The Vet Therapeutics B-cell technology, which is now referred to as AT-004, was valued using the discounted cash flow method, a form of the income approach, which incorporates the estimated royalty income and milestone payments to be generated from this technology. The estimated cash flows are then discounted to present value. Accordingly, the primary components of this method consist of the determination of cash flows, the probability of achieving and the anticipated timing of the milestone payments, and an appropriate rate of return.

The Vet Therapeutics T-cell technology, which was considered in-process research and development (“IPR&D”) at the acquisition date and which is now referred to as AT-005, was valued using a multi-period excess earnings method, a form of the income approach, which incorporates the estimated future cash flows to be generated from this technology. Excess earnings are the earnings remaining after deducting the market rates of return on the estimated values of contributory assets, including debt-free net working capital, tangible, and intangible assets. The excess earnings are thereby calculated for each year of a multi-year projection period and discounted to present value. Accordingly, the primary components of this method consist of the determination of excess earnings and an appropriate rate of return.

For the B-cell technology, the Company will recognize straight-line amortization expense over the estimated useful life of the asset. The Company will not amortize the asset related to the T-cell technology until commercialization has been achieved.

Preliminary estimated amortization expense related to the B-cell technology, based upon the Company’s newly acquired intangible asset as of September 30, 2013, is as follows:

YEAR ENDING DECEMBER 31,
Remaining 2013	$456
2014	1,822
2015	1,822
2016	1,822
2017	1,822
Thereafter	28,696

Total	$36,440

The preliminary valuation analysis conducted by Aratana determined that the fair value of identifiable assets acquired less the fair value of identifiable liabilities assumed by the Company were less than the purchase price. As the purchase price exceeds the fair value of assets and liabilities acquired or assumed, goodwill will be recognized. Goodwill is calculated as the difference between the Vet Merger date fair value of the consideration transferred and the fair values of the assets acquired and liabilities assumed. The goodwill is not expected to be deductible for income tax purposes. Goodwill is recorded as an indefinite-lived asset and is not amortized but tested for impairment on an annual basis or when indications of impairment exist.

Release of the Deferred Tax Asset Valuation Allowance

As a result of the Vet Therapeutics acquisition, the Company reconsidered its assessment of the valuation allowance recorded against its deferred tax assets. The book and tax basis differences arising from the acquired assets and liabilities of Vet Therapeutics will result in positive sources of income to the Company in the future. Accordingly, during the three months ended December 31, 2013, the Company will release its valuation allowance recorded against deferred tax assets and will record an income tax benefit of approximately $10,100 in its statement of operations.

Private Placement

On October 13, 2013, the Company entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with various accredited investors, pursuant to which the Company agreed to sell an aggregate of 1,234,375 shares (the “Private Placement Shares”) of its common stock for an aggregate purchase price of $19,750, or $16.00 per share (the “Private Placement”).

Additional Term Loan

In March 2013, the Company entered into a loan and security agreement (the “Credit Facility”), with Square 1 Bank (“Square 1”), as lender (Note 6). On October 11, 2013, the Company entered into an amendment of the Credit Facility (the “Credit Facility Amendment”), which, among other things, increased the amount that remained available for the Company to draw by an additional $5,000, to a total of $10,000. Simultaneously with the closing of the Credit Facility Amendment on October 11, 2013, the Company borrowed the total $10,000 available under the Credit Facility. Pursuant to the terms of the Credit Facility Amendment, upon consummation of the Merger, Vet Therapeutics became a co-borrower under the credit facility and granted a security interest in substantially all of its assets to Square 1. At October 15, 2013, total borrowings under the Credit Facility were $15,000.

The Credit Facility Amendment also revised the terms of Aratana’s financial covenant with respect to its liquidity ratio. The Company is required to maintain a liquidity ratio of at least 1.00-to-1.00 beginning January 1, 2014, provided that if the Company receives approval from the U.S. Food and Drug Administration or a biologic license from the U.S. Department of Agriculture for at least two of Aratana’s products by January 1, 2014, the liquidity ratio that it is required to maintain will be reduced to 0.50-to-1.00. At October 15, 2013, the Company was in compliance with all financial covenants.

Lock-up Restriction Reduced

Stifel, Nicolaus & Company, Incorporated and Lazard Capital Markets LLC, the lead book-running managing underwriters in the Company’s recent initial public offering, are releasing a lock-up restriction with respect to the shares of the Company’s common stock held by the Company’s officers and directors and each of the other stockholders of the Company who signed a lock-up agreement. The release will take effect on December 9, 2013 and the shares may be sold on or after such time. However, each of the Company’s officers and directors and several other stockholders (representing holders of a total of approximately 14 million shares) have agreed with the Company to a new lock-up restriction for a period of 90 days after the closing of the acquisition of Vet Therapeutics. As a result, the lock-up restriction from the Company’s initial public offering of approximately 4 million shares will be released on December 9, 2013.

Executive Management Team

On November 8, 2013, the Company appointed Craig A. Tooman to the position of Chief Financial Officer. On November 26, 2013, the Company and Louise A. Mawhinney, the former Chief Financial Officer, entered into a transition agreement, confirming the cessation of her service as the Company’s Chief Financial Officer on November 8, 2013 and providing for her continued employment with the Company until February 28, 2014 (the “Transition Period”). During the Transition Period, Ms. Mawhinney will continue to receive her current base salary and continued vesting of her equity awards.

Acquisition of Okapi Sciences NV

On January 6, 2014, the Company acquired all of the outstanding shares of capital stock of Okapi pursuant to the terms of the Purchase Agreement, dated January 6, 2014, by and among Aratana, Buyer, the holders of all of the outstanding capital stock of Okapi and Thuja Capital Healthcare Fund BV, as the Sellers’ representative.

Under the terms of the Purchase Agreement, in consideration for all of the outstanding capital stock of Okapi, Buyer (i) paid €10,277 in cash (equivalent to $13,910) at the closing, subject to a post-closing working capital adjustment, (ii) issued a promissory note, which was guaranteed by Aratana, in the principal amount of €11,000 (equivalent to $14,889 as of January 6, 2014), which bears interest at a rate of 7% per annum, payable quarterly in arrears, with a maturity date of December 31, 2014, subject to mandatory prepayment in the event of a specified future equity financing by Aratana, and (iii) agreed to pay up to an additional $16,308 on or prior to April 7, 2014, subject to mandatory prepayment in cash in the event of a specified future equity financing, provided that if not paid in cash by April 7, 2014, payment shall be made in the form of shares of Aratana common stock based on the average closing price of Aratana’s common stock during the 10-trading day period ending April 4, 2014, subject to a maximum of 1,060,740 shares and a minimum of 707,160 shares. Pursuant to the terms of the Purchase Agreement, Aratana agreed to file a registration statement with the Securities and Exchange Commission to register for resale any shares of common stock issued described in (iii) above.

The Okapi Acquisition has been accounted for under the purchase method of accounting in accordance with applicable accounting guidance on business combinations. The total estimated purchase price, calculated as described below, was allocated to the net tangible assets and intangible assets of Okapi acquired in connection with the Okapi Acquisition based on their estimated fair values as of the completion of the Okapi Acquisition, and the excess was allocated to goodwill. The process for measuring the fair value of Okapi’s identifiable intangible assets, liabilities and certain tangible assets requires the use of significant assumptions, including estimates of future cash flows and appropriate discount rates.

The fair value of Okapi’s assets acquired and liabilities assumed was measured in accordance with ASC 820, which establishes the framework for measuring fair values. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Market participants are buyers and sellers in the principal (most advantageous) market for the asset or liability. Additionally, under ASC 820, fair value measurements for an asset assume the highest and best use of that asset by market participants.

Consideration Transferred

The transaction-date fair value of the consideration transferred to the sellers of Okapi, less cash acquired, was $43,238, which consisted of the following:

Cash consideration	$13,910
Fair value of promissory note	14,889
Fair value of contingent consideration	15,166

Fair value of total consideration	43,965
Less cash acquired	(727)

Total consideration transferred, net of cash acquired	$43,238

Under the terms of the Purchase Agreement, Aratana agreed to pay up to $16,308 on or prior to April 7, 2014, subject to mandatory prepayment in cash in the event of a specified future equity financing, provided that if not paid in cash by April 7, 2014, payment shall be made in the form of shares of Aratana common stock based on the average closing price of Aratana’s common stock during the 10-trading day period ending April 4, 2014, subject to a maximum of 1,060,740 shares and a minimum of 707,160 shares. This contingent consideration is recorded as a liability and measured at fair value using probability-weighted model utilizing significant observable and unobservable inputs, including the volatility in the market price of the Company’s common stock, the expected probability of settling the contingent consideration in either cash or shares and an estimated discount rate commensurate with the risks of these outcomes. The analysis resulted in a preliminary estimated fair value of contingent consideration of $15,166. This estimate is preliminary, subject to finalization of the Company’s determination of the fair value of the contingent consideration liability as of the closing date. Significant increases or decreases in any of the probabilities of the settlement method and stock price volatility would result in a significantly higher or lower fair value, respectively, and commensurate changes to this liability. The fair value of contingent consideration and the associated liability will be adjusted to fair value at each reporting date until actual settlement occurs, with the changes in fair value reflected in earnings.

Preliminary Purchase Price Allocation

The following table summarizes the preliminary estimated fair values of tangible and intangible assets acquired and liabilities assumed as of the date of the Okapi Acquisition:

Accounts receivable	$72
Prepaid expenses and other current assets	666
Property and equipment	233
Other long-term assets	18
Identifiable intangible assets	29,400
Accounts payable and accrued expenses	(492)
Deferred revenue	(753)
Deferred tax liabilities, net	(3,813)

Total identifiable net assets	25,331

Goodwill	17,907

Total net assets acquired	$43,238

The following table sets forth the components of the identifiable intangible assets acquired by drug program and their estimated useful lives as of the date of the Okapi Acquisition:

	FAIR VALUE	USEFUL LIFE
Oftalvir (now referred to as AT-006)	$3,400	13 years
Felivir (now referred to as AT-007)	13,500	15 years
Canilox (now referred to as AT-008)	5,300	13 years
Parvo (now referred to as AT-011)	7,200	14 years

Total intangible assets subject to amortization	$29,400

The purchase price allocation has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value of the assets acquired and liabilities assumed and of the deferred tax assets and liabilities. Any adjustments to the purchase price allocation will be made as soon as practicable but no later than one year from January 6, 2014, the Okapi Acquisition date. With the exception of intangible assets and deferred income, the fair values of assets acquired and liabilities assumed of Okapi approximate their carrying value as of the Okapi Acquisition date.

The identifiable intangible assets recognized by the Company as a result of the Okapi Acquisition relate to Okapi’s technology, and consist primarily of its intellectual property related to Okapi’s Oftalvir (AT-006), Felivir (AT-007), Canilox (AT-008) and Parvo (AT-011) programs, and the estimated net present value of future cash flows from commercial agreements related to the Oftalvir program.

All Okapi programs, which were considered IPR&D at the acquisition date, were valued using a multi-period excess earnings method, a form of the income approach, which incorporates the estimated future cash flows to be generated from this technology. Excess earnings are the earnings remaining after deducting the market rates of return on the estimated values of contributory assets, including debt-free net working capital, tangible, and intangible assets. The excess earnings are thereby calculated for each year of a multi-year projection period and discounted to present value. Accordingly, the primary components of this method consist of the determination of excess earnings and an appropriate rate of return.

The Company will not amortize the assets related to the Okapi programs until commercialization has been achieved.

The preliminary valuation analysis conducted by Aratana determined that the aggregate fair value of identifiable assets acquired less the aggregate fair value of identifiable liabilities assumed by the Company was less than the purchase price. As the purchase price exceeds the fair value of assets and liabilities acquired or assumed, goodwill was recognized. Goodwill is calculated as the difference between the Okapi Acquisition-date fair value of the consideration transferred and the fair values of the assets acquired and liabilities assumed. The goodwill is not expected to be deductible for income tax purposes. Goodwill is recorded as an indefinite-lived asset and is not amortized but tested for impairment on an annual basis or when indications of impairment exist.

17. Subsequent Events

For its financial statements as of December 31, 2012 and for the year then ended, the Company evaluated subsequent events through March 20, 2013, the date on which those financial statements were available to be issued.

On January 30, 2013, the Company closed a second tranche of Series C Preferred Stock financing and issued 650,459 shares at a purchase price of $4.00 per share for gross proceeds of $2,602. In connection with the Series C Preferred Stock financing, the Company paid issuance costs totaling $8. The rights and preferences of the Series C Preferred Stock issued in January 2013 are identical to the rights and preferences of the Series C Preferred Stock issued on December 28, 2012 (Note 9).

On February 11, 2013, the Company closed a third tranche of Series C Preferred Stock financing and issued 43,112 shares at a purchase price of $4.00 per share for gross proceeds of $172. In connection with the Series C Preferred Stock financing, the Company paid issuance costs totaling $1. The rights and preferences of the Series C Preferred Stock issued in February 2013 are identical to the rights and preferences of Series C Preferred Stock issued on December 28, 2012 (Note 9).

On May 22, 2013, the Company effected a 1-for-1.662 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the conversion ratio for each series of Convertible Preferred Stock (Note 9). Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split and adjustment of the preferred share conversion ratios.